Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2025
Description of Organization and Business Operations [Abstract]
Description of Organization and Business Operations

Note 1 — Description of Organization and Business Operations

Twenty One Capital, Inc (the “Company”) was incorporated in Texas on March 7, 2025. The Company is focused exclusively on Bitcoin-related business lines. The Company had four wholly owned subsidiaries that were incorporated in 2025: Twenty One Merger Sub A, Inc., Twenty One Merger Sub B, Inc. and Twenty One Merger Sub C, Inc. were incorporated in Delaware and each of them was dissolved on September 9, 2025 and Twenty One Merger Sub D, Inc. was incorporated in the Caymans Islands.

On April 22, 2025, the Company, Cantor Equity Partners, a Cayman Islands exempted company (“CEP”), Twenty One Merger Sub D, a Cayman Islands exempted company and wholly owned subsidiary of the Company (“CEP Merger Sub”), Twenty One Assets, LLC, a Delaware limited liability company (“Twenty One”), Tether Investments, S.A. de C.V., an El Salvador sociedad anónima de capital variable (“Tether”), iFinex, Inc., a British Virgin Islands company (“Bitfinex” and, together with Tether, the “Sellers”) and, solely for certain limited purposes, Stellar Beacon LLC, a Delaware limited liability company (“SoftBank”), entered into a business combination agreement (as amended, restated or otherwise modified from time to time, the “Business Combination Agreement”). The transaction was consummated on December 8, 2025 (the “Reverse Recapitalization ”) (See Note 4).

Twenty One Capital, Inc. engages in two principal activities: (i) actively accumulating Bitcoin and managing its Bitcoin holdings and (ii) commencing development of educational materials and branded content intended to drive increased institutional and retail investor Bitcoin literacy. In addition, following these initial activities, the Company expects to engage in Bitcoin-centric financial services that would leverage the Bitcoin accumulated by the Company. Preparation for the launch of these consolidated financial services is expected to begin shortly, with launch timing subject to regulatory approvals, market needs and the macroeconomic environment. The Company’s ability to generate revenue sufficient to achieve profitability will depend on its ability to raise capital and to develop and improve its learning programs and educational content towards greater adoption of Bitcoin.